(LOSSES)/EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS/(LOSS) PER SHARE
Schedule of basic (losses)/earnings per share and diluted (losses)/earnings per share
Basic (losses)/earnings per share and diluted (losses)/earnings per share were calculated as follows (RMB in millions, except for share and per share data):

	2020	2021	2022
Numerator:
Net loss attributable to Trip’s shareholders	(3,247)	(550)	1,403

Numerator for diluted earnings per share	(3,247)	(550)	1,403

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding (Note i)	600,888,208	634,109,233	648,380,590
Dilutive effect of share options and RSUs	—	—	8,712,236

Denominator for diluted earnings per ordinary share (Note i)	600,888,208	634,109,233	657,092,826

Basic (losses)/earnings per ordinary share (Note i)	(5.40)	(0.87)	2.17

Diluted (losses)/earnings per ordinary share (Note i)	(5.40)	(0.87)	2.14

Basic (losses)/earnings per ADS	(5.40)	(0.87)	2.17

Diluted (losses)/earnings per ADS	(5.40)	(0.87)	2.14

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2020	2021	2022
Convertible Notes	27,896,136	1,245,966	906,820
Outstanding weighted average stock options and RSUs	12,433,456	6,756,940	18,155,730

	40,329,592	8,002,906	19,062,550